Other Accounts Receivables (Details) - Schedule of other accounts receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other accounts receivables [Abstract]
Prepaid expenses	$ 3,992	$ 2,105
Inventory designated for R&D activities	4,407	1,026
Government authorities	220	735
Derivatives financial instruments mainly measured at fair value through other comprehensive income	73	448
Accrued income	173	202
Other	7	8
Total Other Accounts Receivables	$ 8,872	$ 4,524